Property, plant and equipment - PPE held as collateral and Impairment (Details) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
PPE held as collateral	R$ 119,707	R$ 66,331,000
Discount rate	24.13%
Terminal value growth rate	3.20%